UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30,

Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE

MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

February 28, 2007

Legg Mason Partners Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited)	February 28, 2007

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 99.4%
Education — 3.2%
$ 1,000,000	A	California State Public Works Board, Lease Revenue, Refunding, Various California State University Project, Series B, 5.450% due 9/1/14	$1,028,630
1,010,000	AAA	California State University Channel Islands Financing Authority Revenue, East Campus Community, Series A, MBIA-Insured, LOC-Citibank NA, 4.875% due 9/1/16	1,046,400

		Total Education	2,075,030

Escrowed to Maturity (a) — 1.5%
700,000	AAA	California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series B, AMBAC-Insured, 5.250% due 10/1/10	724,864
70,000	Aaa(b)	Montclair, CA, RDA, Residential Mortgage Revenue, FNMA-Collateralized, 7.750% due 10/1/11	76,738
150,000	AAA	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (c)	170,115

		Total Escrowed to Maturity	971,717

Finance — 3.6%
2,165,000	AAA	San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC-Insured, 5.250% due 6/1/14	2,341,577

General Obligation — 12.8%
1,500,000	AAA	California State Economic Recovery GO, Series A, MBIA-Insured, 5.000% due 7/1/15	1,631,025
2,000,000	AAA	Los Angeles, CA, GO, USD, Refunding, MBIA-Insured, 5.750% due 7/1/15	2,297,440
		Tahoe Truckee, CA, GO, USD, Refunding, School Facilities Improvement, MBIA-Insured:
1,480,000	AAA	District Number 1, 5.000% due 8/1/14	1,615,613
1,180,000	AAA	District Number 2, 5.000% due 8/1/14	1,288,123
1,500,000	AAA	Visalia, CA, GO, USD, Series A, FGIC-Insured, 4.900% due 8/1/12	1,560,735

		Total General Obligation	8,392,936

Hospitals — 3.1%
2,000,000	A+	California Statewide CDA Revenue, Kaiser Permanente, Series E, 4.700% due 6/1/09 (d)(e)	2,033,020

Housing: Single-Family — 1.0%
660,000	AA-	California State Department Veterans Affairs Home Purchase Revenue, Series C, 4.550% due 12/1/07 (f)	659,657

Miscellaneous — 15.8%
1,470,000	AAA	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.125% due 8/1/13	1,551,644
1,320,000	Aaa(b)	Monterey County, CA, COP, Master Plan Financing, MBIA-Insured, 5.250% due 8/1/15	1,411,846
		Ontario, CA, Redevelopment Financing Authority Revenue, Project Number 1 Centre City & Cimarron, MBIA-Insured:
1,935,000	AAA	5.250% due 8/1/15	2,086,220
1,060,000	AAA	5.250% due 8/1/16	1,143,284
		Solano County, CA, COP, Capital Improvement Program, AMBAC-Insured:
1,000,000	AAA	4.875% due 11/15/11	1,041,760
1,000,000	AAA	5.000% due 11/15/13	1,044,680
2,000,000	BBB	Virgin Islands Public Finance Authority Revenue, Senior Lien, Series A, 5.300% due 10/1/11	2,056,740

		Total Miscellaneous	10,336,174

Pre-Refunded (g) — 26.7%
1,000,000	AAA	California Health Facilities Financing Authority Revenue, Scripps Health, Series C, MBIA-Insured, Call 10/1/08 @ 101, 5.000% due 10/1/13	1,032,510

See Notes to Schedule of Investments.

Legg Mason Partners Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited) (continued)	February 28, 2007

Face Amount	Rating‡	Security	Value
Pre-Refunded (g) — 26.7% (continued)
$ 3,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FSA-Insured, Call 7/1/13 @ 100, 5.250% due 7/1/14	$3,286,380
1,000,000	AAA	Castaic Lake Water Agency California Revenue COP, Water System Improvement Project, AMBAC-Insured, Call 8/1/09 @ 101, 5.000% due 8/1/12	1,043,490
650,000	AAA	Corona-Norco, CA, GO, USD, Series C, FGIC-Insured, Call 9/1/11 @ 100, 5.250% due 9/1/15	696,033
3,000,000	AAA	Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue, Property C, Second Senior Lien, Series A, FGIC-Insured, Call 7/1/10 @ 101, 5.000% due 7/1/17	3,164,640
		Los Angeles, CA, GO:
475,000	AA	Series B, Call 9/1/09 @ 101, 5.000% due 9/1/10	496,199
3,000,000	AAA	USD, Election of 1997, Series E, MBIA-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/15	3,282,810
2,170,000	AAA	Morgan Hill, CA, GO, USD, FGIC-Insured, Call 8/1/11 @ 101, 5.250% due 8/1/16	2,339,586
2,000,000	AAA	University of California Revenue, Multiple Purpose Projects, Series M, FGIC-Insured, Call 9/1/09 @ 101, 5.125% due 9/1/16	2,095,160

		Total Pre-Refunded	17,436,808

Public Facilities — 1.7%
1,080,000	AAA	Los Angeles County, CA, Community Facilities District Number 3 Special Tax, Refunding, Improvement Area A, Series A, FSA-Insured, 5.250% due 9/1/07	1,089,288

Solid Waste (f) — 3.6%
		Sunnyvale, CA, Solid Waste Revenue, Refunding, AMBAC-Insured:
1,520,000	AAA	5.500% due 10/1/13	1,668,990
605,000	AAA	5.500% due 10/1/14	659,529

		Total Solid Waste	2,328,519

Tax Allocation — 11.6%
3,675,000	AAA	Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, Series A, MBIA-Insured, 5.250% due 8/1/15 (h)	3,930,706
2,000,000	AAA	Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, FGIC-Insured, 5.500% due 9/1/14	2,199,680
1,375,000	AAA	San Diego, CA, RDA, Tax Allocation, Centre City Redevelopment Project, FSA-Insured, 5.250% due 9/1/15	1,484,134

		Total Tax Allocation	7,614,520

Tobacco — 4.6%
2,905,000	Baa3(b)	California County, CA, Tobacco Securitization Agency, Asset-Backed, Alameda County, 4.750% due 6/1/12	2,986,137

Utilities — 4.1%
500,000	A-	California State Department Water Resources Power Supply Revenue, Series A, 5.500% due 5/1/12	541,135
2,000,000	AAA	MSR Public Power Agency California San Juan Project Revenue, Refunding, Series I, MBIA-Insured, 5.000% due 7/1/15	2,112,700

		Total Utilities	2,653,835

Water and Sewer — 6.1%
1,405,000	AAA	East Bay, CA, Municipal Utility District, Water System Revenue, Refunding, Subordinated, FGIC-Insured, Unrefunded Balance, 5.000% due 6/1/16	1,423,279
1,325,000	AAA	Lodi, CA, Wastewater Systems Revenue COP, Series A, MBIA-Insured, 5.250% due 10/1/15	1,461,356

See Notes to Schedule of Investments.

Legg Mason Partners Intermediate Maturity California Municipals Fund

Schedule of Investments (unaudited) (continued)	February 28, 2007

Face Amount	Rating‡	Security	Value
Water and Sewer — 6.1% (continued)
$ 1,000,000	AAA	Modesto, CA, Irrigation District, COP, Capital Improvement, Series A, FSA-Insured, 5.250% due 7/1/15	$1,075,600

		Total Water and Sewer	3,960,235

		TOTAL INVESTMENTS — 99.4% (Cost — $62,255,502#)	64,879,453
		Other Assets in Excess of Liabilities — 0.6%	397,608

		TOTAL NET ASSETS — 100.0%	$65,277,061

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.
(e)	Maturity date shown represents the mandatory tender date.
(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(g)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	All or a portion of this security is segregated for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 4 and 5 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC—Ambac Assurance Corporation

CDA—Community Development Authority

COP—Certificate of Participation

FGIC—Financial Guaranty Insurance Company

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance

GO—General Obligation

LOC—Letter of Credit

MBIA—Municipal Bond Investors Assurance Corporation

RDA—Redevelopment Agency

USD—Unified School District

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified fund of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate non-diversified series of Legg Mason Partners Income Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,624,532
Gross unrealized depreciation	(581)

Net unrealized appreciation	$2,623,951

At February 28, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10-Year Notes	30	6/07	$3,260,488	$3,257,812	$2,676

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By /s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date: April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date: April 26, 2007

By /s/ Kaprel Ozsolak

Kaprel Ozsolak

Chief Financial Officer

Date: April 26, 2007